Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 80	$ 106	$ 133	$ 194	$ 1,098
Equipment used for manufacture of registration batches of ILUVIEN
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense					$ 860